S000031362 [Member] Investment Objectives and Goals - Columbia Capital Allocation Moderate Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Capital Allocation Moderate Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Capital Allocation Moderate Portfolio (Moderate Portfolio or the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.